Document and Entity Information	Aug. 07, 2019
Cover [Abstract]
Entity Registrant Name	G1 Therapeutics, Inc.
Amendment Flag	false
Entity Central Index Key	0001560241
Document Type	8-K
Document Period End Date	Aug. 07, 2019
Entity Incorporation State Country Code	DE
Entity File Number	001-38096
Entity Tax Identification Number	26-3648180
Entity Address, Address Line One	79 T.W. Alexander Drive
Entity Address, Address Line Two	4501 Research Commons
Entity Address, Address Line Three	Suite 100
Entity Address, City or Town	Research Triangle Park
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27709
City Area Code	(919)
Local Phone Number	213-9835
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.0001 par value
Trading Symbol	GTHX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false